Accounts Payable and Other Current Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities	$ 619	$ 566
Accounts payable	255	238
Accrued interest	124	118
Environmental liabilities (Note 21)	34	33
Regulatory liabilities (Note 13)	10	66
Lease obligations (Note 23)	14	12
Derivative liabilities (Note 18)	8	11
Total	$ 1,064	$ 1,044